Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Ingenuity
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The preliminary purchase price allocation is as follows:

(in thousands)	Ingenuity Systems acquisition
Purchase Price:
Cash consideration	$107,001
$107,001

Preliminary Allocation:
Cash and cash equivalents	$4,449
Accounts receivable	2,018
Prepaid and other current assets	1,712
Current deferred tax asset	2,518
Fixed and other long-term assets	2,648
Long-term deferred tax asset	10,269
Accounts payable	(2,662)
Accruals and other current liabilities	(14,148)
Liabilities assumed	(557)
Developed technology, licenses and know-how	37,903
Tradenames	3,359
In-process research and development	2,069
Customer relationships	1,023
Goodwill	68,756
Deferred tax liability on fair value of identifiable intangible assets acquired	(12,356)
$107,001

AmniSure
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945

Cellestis
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The final purchase price allocation for Cellestis is as follows:

(in thousands)	Cellestis acquisition
Purchase price:
Cash consideration paid	$372,452
$372,452

Allocation:
Working capital	$18,465
Fixed and other long-term assets	1,112
Developed technology, licenses and know-how	67,500
Customer relationships	48,800
Tradenames	12,000
Goodwill	258,886
Deferred tax liability on fair value of identifiable intangible assets acquired	(34,079)
Liabilities assumed	(232)
$372,452

Ipsogen
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The final purchase price allocation is as follows:

(in thousands)	Ipsogen acquisition
Purchase price:
Cash consideration paid	$57,436
Fair value of remaining shares	42,437
$99,873

Allocation:
Working capital	$15,284
Deferred tax asset of acquired NOLs	8,997
Fixed and other long-term assets	2,429
Developed technology, licenses and know-how	44,500
Customer relationships	11,000
Tradenames	1,400
Goodwill	37,500
Deferred tax liability on fair value of identifiable intangible assets acquired	(19,325)
Liabilities assumed	(1,912)
$99,873